Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Schedule of Common Stock Reserved for Conversion or Exercise (Details) - shares	Mar. 31, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Total shares	6,239,595	6,064,751
Common Warrants [Member]
Class of Stock [Line Items]
Total shares		244,425
Restricted Stock Units
Class of Stock [Line Items]
Total shares	2,074,375	1,497,340
Employee Stock Option
Class of Stock [Line Items]
Total shares	4,165,220	4,322,986